Related Party Disclosures - Significant Transactions with Related Parties (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of transactions between related parties [Line Items]
Materials/engines to State Holding Company, its subsidiaries and affiliates	¥ 710	$ 112
Associates and Joint Ventures [Member]
Disclosure of transactions between related parties [Line Items]
Diesel engines and materials to associates and joint ventures	412,591	65,186	¥ 219,724	¥ 156,444
Purchase of materials and supplies/engines	914,211	144,439	308,610	90,354
Charged by joint ventures for service provided	2,543	402	2,121
Joint Ventures [Member]
Disclosure of transactions between related parties [Line Items]
Charged to a joint venture for service provided	14,241	2,250
Sales of an intangible asset to a joint venture	220,000	34,758
State Holding Company Limited [Member]
Disclosure of transactions between related parties [Line Items]
Disposal of shareholding in an associate to State Holding Company	1,833	290
State Holding Company Limited [Member] | Subsidiaries and affiliates[Member]
Disclosure of transactions between related parties [Line Items]
Materials/engines to State Holding Company, its subsidiaries and affiliates	455,061	71,896	447,509	516,679
Hospitality and restaurant service charged to State Holding Company, its subsidiaries and affiliates	4,454	704	4,761	3,247
Purchase of materials and supplies/engines	1,221,421	192,976	1,028,358	1,181,852
Delivery expense charged by subsidiaries of State Holding Company	192,399	30,398	143,077	164,690
Storage, distribution and handling expenses charged by a subsidiary of State Holding Company	18,007	2,845	50,181	30,462
Leasing expenses charged by State Holding Company	8,676	1,371	4,715	12,951
Consultancy fees charged by State Holding Company	12,264	1,938	10,026
General and administrative expenses	7,951	1,256	4,283	3,141
Charged to a joint venture for service provided	21,274	3,361	8,873
Rental income charged to State Holding Company and its subsidiaries	4,483	708	5,454	619
Purchases of vehicles/machineries from State Holding Company and its subsidiary	52,443	8,286		1,963
Purchases of additional shareholding in a subsidiary from State Holding Company	1,335	211		4,170
State Holding Company Limited [Member] | Associates and Joint Ventures [Member]
Disclosure of transactions between related parties [Line Items]
Property management service charged by an associate/ a subsidiary of SHC	22,212	3,509	20,976	23,359
Hong Leong Asia Limited [Member] | Subsidiaries [Member]
Disclosure of transactions between related parties [Line Items]
Consultancy fees charged by State Holding Company	34	5	34	32
General and administrative expenses	¥ 6,913	$ 1,092	¥ 6,887	¥ 6,271